Eaton Vance
Pennsylvania Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.2%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$4,500	$ 5,156,775
		$ 5,156,775
Cogeneration — 0.4%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(1)	$1,323	$ 582,311
		$ 582,311
Education — 11.8%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), (SPA: Bank of New York Mellon), 4.00%, 12/1/37(2)	$600	$ 600,000
Bethlehem Redevelopment Authority, PA, (Moravian University):
4.00%, 10/1/38	60	57,830
5.25%, 10/1/49	1,600	1,655,648
Bucks County Industrial Development Authority, PA, (George School), 3.75%, 9/15/43	525	476,674
Delaware County Authority, PA, (Haverford College), 5.00%, 10/1/42	1,075	1,097,328
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/45	2,715	2,732,403
Lehigh County General Purpose Authority, PA, (Lehigh Valley Academy Regional Charter School), 4.00%, 6/1/57	3,445	2,884,705
Pennsylvania Economic Development Financing Authority, (Villanova University), 4.00%, 8/1/54	3,010	2,924,817
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 4.00%, 12/1/48	2,500	2,423,000
Pennsylvania State University, 5.00%, 9/1/49	3,000	3,137,730
Philadelphia Authority for Industrial Development, PA, (Temple University), 5.00%, 4/1/45	1,035	1,037,319
		$ 19,027,454
Electric Utilities — 3.2%
Philadelphia, PA, Gas Works Revenue:
5.00%, 8/1/44	$2,000	$ 2,164,180
5.00%, 8/1/47	3,000	3,067,980
		$ 5,232,160
Security	Principal Amount (000's omitted)	Value
General Obligations — 6.1%
Allegheny County, PA:
5.00%, 11/1/43	$1,690	$ 1,764,326
5.00%, 12/1/54	2,000	2,127,140
Bethel Park School District, PA, 5.25%, 8/1/43	2,100	2,322,411
Cornwall-Lebanon School District, PA, 4.00%, 2/15/47	1,250	1,217,063
Muhlenberg School District, PA, 5.00%, 5/15/49	1,000	1,050,480
Puerto Rico:
5.625%, 7/1/29	500	538,175
5.75%, 7/1/31	750	827,385
		$ 9,846,980
Hospital — 17.4%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group):
4.00%, 4/1/44	$1,750	$ 1,641,080
5.00%, 4/1/47	2,220	2,249,681
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 10/1/42	1,265	1,232,135
Geisinger Authority, PA, (Geisinger Health System):
4.00%, 4/1/39	2,000	1,987,100
5.00%, 2/15/45	2,150	2,182,917
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/46	1,500	1,549,425
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/49	2,000	1,865,040
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	2,000	2,051,700
Pennsylvania Economic Development Financing Authority, (UPMC):
4.00%, 11/15/42	1,350	1,292,517
4.00%, 11/15/47	1,975	1,823,715
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University):
4.375%, 11/1/54(3)	1,000	966,972
5.00%, 9/1/45	2,000	2,003,780
5.25%, 11/1/44(3)	1,000	1,087,706
Philadelphia Authority for Industrial Development, PA, (Children's Hospital of Philadelphia), 4.00%, 7/1/49	3,465	3,321,376
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.00%, 6/1/49	3,000	2,852,040
		$ 28,107,184
Housing — 4.2%
Pennsylvania Housing Finance Agency, SFMR:
2.50%, 10/1/45	$1,350	$ 987,390
Social Bonds, 4.40%, 10/1/38	1,000	1,010,150

Eaton Vance
Pennsylvania Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Pennsylvania Housing Finance Agency, SFMR: (continued)
Social Bonds, 4.75%, 10/1/49	$2,000	$ 2,027,820
Social Bonds, 5.00%, 10/1/50	1,100	1,122,605
Social Bonds, 5.45%, 4/1/51	1,500	1,563,285
		$ 6,711,250
Industrial Development Revenue — 2.2%
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	$750	$ 674,550
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	2,000	2,041,560
Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(4)	1,000	817,960
		$ 3,534,070
Insured - Education — 1.3%
State Public School Building Authority, PA, (Delaware County Community College):
(BAM), 4.00%, 10/1/42	$1,000	$ 964,250
(BAM), 4.125%, 10/1/48	1,250	1,188,713
		$ 2,152,963
Insured - Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,130	$ 1,116,338
		$ 1,116,338
Insured - Escrowed/Prerefunded — 1.4%
McKeesport Area School District, PA, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	$2,320	$ 2,251,769
		$ 2,251,769
Insured - General Obligations — 4.2%
Cambria County, PA, (BAM), 5.00%, 8/1/30	$1,050	$ 1,051,449
Cumberland Valley School District, PA, (AGM), 5.00%, 11/15/42	1,410	1,528,835
Hopewell School District, PA, (AGM), 0.00%, 9/1/26	1,000	938,100
Lake-Lehman School District, PA, (NPFG), 0.00%, 4/1/26	1,315	1,246,370
Lancaster School District, PA, (AGM), 4.00%, 6/1/36	60	60,338
Northern Lebanon School District, PA, (BAM), 3.00%, 9/1/42	2,245	1,925,110
		$ 6,750,202
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 2.3%
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), (AGM), 5.00%, 8/15/49	$2,500	$ 2,695,825
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AGC), 4.25%, 11/1/51(3)	1,000	971,320
		$ 3,667,145
Insured - Housing — 1.4%
Chester County Industrial Development Authority, PA, (University Student Housing LLC), (BAM), 4.00%, 8/1/48	$2,500	$ 2,345,675
		$ 2,345,675
Insured - Transportation — 3.7%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AGM), (AMT), 5.50%, 1/1/41	$1,000	$ 1,101,640
(AGM), (AMT), 5.50%, 1/1/42	1,000	1,101,280
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AGM), (AMT), 5.50%, 6/30/42	1,500	1,647,675
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	2,000	2,170,420
		$ 6,021,015
Insured - Water and Sewer — 6.9%
Bucks County Water and Sewer Authority, PA, (AGM), 4.25%, 12/1/47	$1,200	$ 1,192,740
Philadelphia, PA, Water and Wastewater Revenue, (AGM), 5.00%, 9/1/43	3,500	3,830,190
Pittsburgh Water and Sewer Authority, PA, (AGM), 5.50%, 9/1/47	4,250	4,679,887
Tamaqua Borough Authority, PA, (AGC), 4.00%, 11/15/44	1,500	1,474,470
		$ 11,177,287
Lease Revenue/Certificates of Participation — 3.8%
Commonwealth Financing Authority, PA, 5.00%, 6/1/35	$2,950	$ 3,096,408
Pennsylvania Economic Development Financing Authority, (Pennsylvania Rapid Bridge Replacement), 5.00%, 12/31/34	2,970	3,020,936
		$ 6,117,344
Senior Living/Life Care — 3.7%
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/29	$815	$ 834,894

Eaton Vance
Pennsylvania Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.): (continued)
5.00%, 12/1/32	$455	$ 462,531
5.00%, 12/1/33	455	462,025
5.00%, 12/1/38	500	501,805
Lancaster County Hospital Authority, PA, (Brethren Village), 5.25%, 7/1/41	1,260	1,261,764
Lancaster Municipal Authority, PA, (Garden Spot Village), 5.00%, 5/1/44	1,200	1,266,864
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	200	190,996
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,000	1,000,740
		$ 5,981,619
Special Tax Revenue — 5.0%
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/42(4)	$1,750	$ 1,743,140
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	200	199,694
Pennsylvania Turnpike Commission, 4.00%, 12/1/51	1,000	948,570
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/27	34	30,652
0.00%, 7/1/29	34	28,364
0.00%, 7/1/31	43	32,888
0.00%, 7/1/33	60	41,950
0.00%, 7/1/46	500	164,175
0.00%, 7/1/51	402	97,545
4.50%, 7/1/34	100	100,274
4.536%, 7/1/53	5	4,800
5.00%, 7/1/58	2,533	2,538,800
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/47	2,000	2,165,660
		$ 8,096,512
Transportation — 14.1%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AMT), 4.00%, 1/1/37	$5,000	$ 4,962,700
(AMT), 5.00%, 1/1/56	1,000	1,021,810
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AMT), 5.25%, 6/30/53	1,500	1,545,045
Pennsylvania Turnpike Commission:
4.25%, 12/1/41	1,125	1,148,119
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Pennsylvania Turnpike Commission: (continued)
4.25%, 12/1/44	$1,380	$ 1,397,802
5.00%, 12/1/46	1,835	1,866,635
5.00%, 12/1/48	1,500	1,604,745
5.21%, (SIFMA + 0.85%), 7/15/26 (Put Date), 7/15/41(5)	1,000	1,000,370
Philadelphia, PA, Airport Revenue:
5.00%, 7/1/47	3,955	4,029,868
(AMT), 5.00%, 7/1/33	1,000	1,065,260
(AMT), 5.00%, 7/1/51	3,000	3,083,070
		$ 22,725,424
Water and Sewer — 1.7%
Clairton Municipal Authority, PA:
4.00%, 12/1/38	$1,000	$ 981,240
4.375%, 12/1/42	1,845	1,834,391
		$ 2,815,631
Total Tax-Exempt Municipal Obligations (identified cost $156,416,038)		$159,417,108

Taxable Municipal Obligations — 0.9%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(1)	$729	$ 131,215
		$ 131,215
Lease Revenue/Certificates of Participation — 0.8%
Commonwealth Financing Authority, PA, 3.864%, 6/1/38	$1,500	$ 1,359,135
		$ 1,359,135
Total Taxable Municipal Obligations (identified cost $2,074,797)		$ 1,490,350
Total Investments — 99.6% (identified cost $158,490,835)		$160,907,458
Other Assets, Less Liabilities — 0.4%		$ 630,181
Net Assets — 100.0%		$161,537,639

Eaton Vance
Pennsylvania Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2024.
(3)	When-issued security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2024, the aggregate value of these securities is $2,760,794 or 1.7% of the Fund's net assets.
(5)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2024.
The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2024, 22.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 13.0% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at October 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$159,417,108	$ —	$159,417,108
Taxable Municipal Obligations	—	1,490,350	—	1,490,350
Total Investments	$ —	$160,907,458	$ —	$160,907,458
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
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